Equity (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Proposed Distribution of Profit	The Company’s Board of Directors will submit the following proposed distribution of 2017 profit for approval at the Shareholders’ Meeting:

Millions of euros
Legal reserve	51
Other reserves	503
Total	554

Schedule of Subordinated Securities
The characteristic of the undated deeply subordinated securities are the following (millions of euros):

Issue date	Annual Fix	Variable	Exercisable from issuer	2017	2016	2015
12/07/17	2.625%	from 06/07/23 rate SWAP + spread incremental	2023	1,000	—	—
09/15/16	3.750%	from 03/15/22 rate SWAP + spread incremental	2022	1,000	1,000	—
03/30/15(*)	8.50%	from 03/30/20 rate SWAP + spread incremental	2020	452	452	452
12/04/14	4.20%	from 12/04/19 rate SWAP + spread incremental	2019	850	850	850
03/25/14	5%	from 03/25/20 rate SWAP + spread incremental	2020	750	750	750
	5.875%	from 03/25/24 rate SWAP + spread incremental	2024	1,000	1,000	1,000
11/26/13	6.75%	from 11/26/20 rate SWAP + spread incremental	2020	716	716	716
09/18/13	6.5%	from 09/18/18 rate SWAP + spread incremental	2018	1,125	1,125	1,125
	7.625%	from 09/18/21 rate SWAP + spread incremental	2021	625	625	625
				7,518	6,518	5,518
(*) Issued by Colombia Telecomunicaciones, S.A. ESP (500 million US dollars)

Schedule of Breakdown of Accumulated Contribution of Translation Differences
The breakdown of the accumulated contribution of translation differences attributable to equity holders of the parent at December 31 is as follows:

Millions of euros	2017	2016	2015
Brazilian real	(8,710)	(5,999)	(9,884)
Venezuelan bolivars (see Note 2.a)	(3,493)	(3,165)	(3,141)
Pound sterling	(3,223)	(2,918)	(1,395)
Other currencies	(3,921)	(2,658)	(2,369)
Total Group	(19,347)	(14,740)	(16,789)

Schedule of Treasury Share Instruments
At December 31, 2017, 2016 and 2015, Telefónica, S.A. held the following treasury shares:

		Euros per share
	Number of shares	Acquisition price	Trading price	Market value*	%
Treasury shares at 12/31/17	65,687,859	10.48	8.13	534	1.26514%
Treasury shares at 12/31/16	141,229,134	10.48	8.82	1,246	2.80339%
Treasury shares at 12/31/15	141,639,159	11.69	10.24	1,450	2.84690%
(*) Millions of euros
In 2017, 2016 and 2015 the following transactions involving treasury shares were carried out:

Number of shares
Treasury shares at 12/31/14	128,227,971
Acquisitions	138,036,450
Disposals	(47,824,300)
Employee share option plan	(2,724,699)
Capital reduction	(74,076,263)
Treasury shares at 12/31/15	141,639,159
Acquisitions	77,087,297
Employee share option plan	(2,869,334)
Capital reduction	(74,627,988)
Treasury shares at 12/31/16	141,229,134
Acquisitions	—
Employee share option plan	(3,518,795)
Other movements	(72,022,480)
Treasury shares at 12/31/17	65,687,859

Schedule of Equity Attributable to Non-Controlling Interests
The movements in this heading of the 2017, 2016 and 2015 consolidated statement of financial position are as follows:

Millions of euros	Balance at 12/31/16	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/17
Telefônica Brasil, S.A.	5,756	25	—	(320)	336	(772)	(7)	5,018
Telefónica Deutschland Holding, A.G.	4,150	—	(671)	(229)	(140)	—	4	3,114
Colombia Telecomunicaciones, S.A., ESP	(88)	605	—	—	26	(4)	(16)	523
Telefónica Centroamericana Inversiones, S.L.	354	—	—	(22)	18	(43)	—	307
Telxius Telecom, S.A.	—	690	—	—	7	(3)	—	694
Other	56	—	—	(12)	(1)	(2)	1	42
Total	10,228	1,320	(671)	(583)	246	(824)	(18)	9,698

Millions of euros	Balance at 12/31/15	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/16
Telefônica Brasil, S.A.	4,644	—	—	(232)	257	1,099	(12)	5,756
Telefónica Deutschland Holding, A.G.	4,638	—	—	(263)	(217)	—	(8)	4,150
Colombia Telecomunicaciones, S.A., ESP	(30)	—	—	—	(32)	(7)	(19)	(88)
Telefónica Centroamericana Inversiones, S.L.	354	—	—	(28)	19	8	1	354
Other	59	1	(8)	(1)	3	3	(1)	56
Total	9,665	1	(8)	(524)	30	1,103	(39)	10,228

Millions of euros	Balance at 12/31/14	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/15
Telefônica Brasil, S.A.	3,656	4,359	(1,714)	(346)	288	(1,603)	4	4,644
Telefónica Deutschland Holding, A.G.	5,178	—	(116)	(268)	(159)	—	3	4,638
Colombia Telecomunicaciones, S.A., ESP	(50)	17	—	—	(8)	8	3	(30)
Telefónica Centroamericana Inversiones, S.L.	326	—	—	(25)	18	34	1	354
Other	76	(8)	—	(2)	(4)	—	(3)	59
Total	9,186	4,368	(1,830)	(641)	135	(1,561)	8	9,665

Schedule of Subsidiary Cash Flows
The statements of cash flows of these companies are as follows:

Millions of euros
Telefônica Brasil	2017	2016	2015
Net cash flow provided by operating activities	3,710	3,123	2,893
Net cash flow used in investing activities	(2,285)	(2,039)	(4,111)
Net cash flow used in financing activities	(1,653)	(1,218)	1,530
	(228)	(134)	312

Millions of euros
Telefónica Germany	2017	2016	2015
Net cash flow provided by operating activities	1,942	2,154	2,081
Net cash flow used in investing activities	(1,223)	(1,252)	(2,180)
Net cash flow used in financing activities	(706)	(1,323)	(1,023)
	13	(421)	(1,122)